Subsequent Events (Details) - $ / shares					3 Months Ended		6 Months Ended
		Aug. 14, 2015	Aug. 12, 2014	[1]	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Subsequent Event [Line Items]
Distribution made to limited partner, distributions paid, per unit (in USD per share)			$ 0.5425		$ 0.5675	$ 0.5075	$ 1.135	$ 0.9525
Subsequent Event
Subsequent Event [Line Items]
Distribution made to limited partner, distributions paid, per unit (in USD per share)	[1]	$ 0.5675

[1]	On August 14, 2015, the Company paid a distribution of $0.5675 per unit relating to the three months ended June 30, 2015.